UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02932

Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2007

Date of reporting period:	February 28, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley High Yield Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 28, 2007

Total Return for the 6 Months Ended February 28, 2007
Class A	Class B	Class C	Class D	Brothers U.S. Corporate High Yield-2% Issuer Cap Index[1]	Lehman Lipper High Current Yield Bond Funds Index[2]
6.86%	7.26%	6.58%	6.99%	8.31%	7.90%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The economic environment continued to be quite favorable for the high-yield asset class throughout the six-month reporting period. Inflation remained moderate and the economy expanded, but at a slower pace than earlier in the year, prompting the Federal Open Market Committee (the "Fed") to leave its target federal funds rate unchanged. These factors, coupled with generally loose credit conditions and rising equity prices, helped to boost investor confidence in the high-yield market. As a result, demand for high-yield bonds continued to be strong, pushing prices steadily higher. In fact, the high-yield market realized returns in excess of 1 percent in every month of the reporting period, outperforming 10-year Treasuries until the last days in February when the sell-off in the Chinese equity market and comments by ex-Fed Chairman Greenspan caused a sudden and significant decline in the S&P 500 Index and a flight to quality.

The constructive market conditions and low level of prevailing interest rates led many investors to assume more risk in exchange for potentially higher returns. This quest for yield caused lower-rated securities to turn in the best performance, with CCC rated bonds outperforming higher-rated high-yield issues for most of the period. The ongoing appetite for lower-quality credits, as well as low market volatility and default rates, caused high-yield credit spreads to tighten throughout much of the period. Although spreads widened slightly at the end of February, they still remained much tighter than historical averages, ending the period at 288 basis points over Treasuries. The supply of high-yield bonds remained robust, reaching a monthly record high in November, when more than $32 billion in new issues came to market.

Although the performance of individual sectors varied, all industries exhibited positive returns throughout the entire period. Overall, insurance, cable, wireless communications and building materials were among the best performing sectors. Conversely, lodging, the food and beverage sector, and energy were some of the worst performers. However, the returns of each of these sectors still remained in positive territory for all of the reporting period.

Performance Analysis

Morgan Stanley High Yield Securities Inc. underperformed the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index and the Lipper High Current Yield Bond Funds Index for the six months ended February 28, 2007, assuming no deduction of applicable sales charges.

The fact that spreads in the high-yield market continued to be tight versus historical averages and that inflation, while contained, remained above the Fed's target range led us to maintain the portfolio's defensive positioning in terms of both its duration* and its credit quality. The Fund's lower duration relative to the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index did not have much of a material effect on performance as interest rates were only slightly lower during the period. Our strategy of keeping the Fund's overall credit quality higher than that of the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index, however, did detract from returns and was the primary contributor to the Fund's relative underperformance. Security selection within the cable and telecom sectors also tempered returns at various times during the period.

On a more positive note, security selection within the automotive/vehicle parts, media, retail, and metals/mining sectors helped performance during the period. The Fund also benefited from a reduction in automotive/vehicle parts holdings as the performance of this sector waned at the end of the period. As of the end of the period, the Fund's major overweights relative to the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index were in the energy, banking, diversified manufacturing, and food and tobacco sectors while the major sector underweights included technology, cable, telecom, auto/vehicle parts, and utilities.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

TOP FIVE INDUSTRIES
Oil & Gas Production	6.1%
Electric Utilities	4.9
Chemical: Specialty	4.9
Casinos/Gaming	4.8
Oil & Gas Pipelines	4.4
LONG-TERM CREDIT ANALYSIS
A/A+	2.1%
Baa/BBB+	3.3
Ba/BB-	19.3
B/B	52.5
Caa/CCC	21.2
NR/NA	1.6

Data as of February 28, 2007. Subject to change daily. All percentages for top five industries are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in fixed-income securities (including zero coupon securities) rated below Baa by Moody's Investors Service ("Moody's") or below BBB by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or in non-rated securities considered by the Fund's Investment Adviser to be appropriate investments for the Fund. Such securities may also include "Rule 144A" securities, which are subject to resale restrictions. Shareholders of the Fund will receive at least 60 days' prior notice of any changes in this policy. Securities rated below Baa or BBB are commonly known as "junk bonds." There are no minimum quality ratings for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal, including defaulted securities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended February 28, 2007
Symbol	Class A Shares* (since 09/26/79) HYLAX		Class B Shares** (since 07/28/97) HYLBX		Class C Shares† (since 07/28/97) HYLCX		Class D Shares†† (since 09/26/79) HYLDX
1 Year	9.79% 5.13	[3] [4]	9.31% 4.31	[3] [4]	8.56% 7.56	[3] [4]	10.08% —	[3]
5 Years	8.18 7.24	[3] [4]	7.63 7.34	[3] [4]	7.50 7.50	[3] [4]	8.51 —	[3]
10 Years	(2.13) (2.55)	[3] [4]	— —		— —		(1.92) —	[3]
Since Inception	5.15 4.98	[3] [4]	(3.34) (3.34)	[3] [4]	(3.53) (3.53)	[3] [4]	5.40 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 5.50% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.

Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes Emerging Markets debt. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper High Current Yield Bond Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper High Current Yield Bond Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper High Current Yield Bond Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/06 – 02/28/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	09/01/06	02/28/07	09/01/06 – 02/28/07
Class A
Actual (6.86% return)	$1,000.00	$1,068.60	$7.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.75	$7.10
Class B
Actual (7.26% return)	$1,000.00	$1,072.60	$9.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.17	$9.69
Class C
Actual (6.58% return)	$1,000.00	$1,065.80	$10.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.68	$10.19
Class D
Actual (6.99% return)	$1,000.00	$1,069.90	$6.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.89	$5.96

*  Expenses are equal to the Fund's annualized expense ratios of 1.42%, 1.94%, 2.04% and 1.19% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (96.2%)
	Advertising/Marketing Services (1.9%)
$825	Advanstar Communications, Inc.	10.75%		08/15/10	$888,937
1,420	Idears Inc. - 144A*	8.00		11/15/16	1,466,150
1,025	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	968,625
1,560	Valassis Communications Inc. - 144A*	8.25		03/01/15	1,560,000
					4,883,712
	Aerospace & Defense (1.2%)
2,995	K&F Acquisition Inc. (a)	7.75		11/15/14	3,107,313
	Aluminum (0.8%)
2,085	Novelis, Inc. (Canada)	8.25	**	02/15/15	2,178,825
	Apparel/Footwear (1.7%)
2,825	Levi Strauss & Co. (a)	10.11	**	04/01/12	2,899,156
1,525	Oxford Industries, Inc.	8.875		06/01/11	1,593,625
					4,492,781
	Apparel/Footwear Retail (0.7%)
1,620	Brown Shoe Co., Inc.	8.75		05/01/12	1,725,300
	Auto Parts: O.E.M. (2.0%)
2,475	ArvinMeritor, Inc. (a)	8.75		03/01/12	2,611,125
2,275	TRW Automotive, Inc.	9.375		02/15/13	2,454,156
					5,065,281
	Broadcasting (0.6%)
1,630	LIN Television Corp.	6.50		05/15/13	1,597,400
	Building Products (2.1%)
865	Interface Inc.	7.30		04/01/08	884,462
1,930	Interface Inc. (a)	9.50		02/01/14	2,079,575
2,450	Nortek Inc.	8.50		09/01/14	2,505,125
					5,469,162
	Cable/Satellite TV (3.2%)
2,365	Cablevision Systems Corp. (Series B)	9.87	**	04/01/09	2,530,550
893	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	933,185
1,390	EchoStar DBS Corp.	6.375		10/01/11	1,400,425
800	Intelsat Bermuda Ltd. - 144A* (Bermuda)	8.872	**	01/15/15	823,000
285	Intelsat Sub holdings Co. Ltd. (Bermuda)	8.25	**	01/15/13	298,537
1,555	Intelsat Sub holdings Co. Ltd. (Bermuda)	8.625	**	01/15/15	1,679,400
315	NTL Cable PLC (United Kingdom) (a)	8.75		04/15/14	329,963
165	NTL Cable PLC (United Kingdom)	9.125		08/15/16	176,138
					8,171,198

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Casino/Gaming (4.8%)
$27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b) (c) (g)	13.50	** %	03/01/10	$0
2,235	Isle of Capri Casinos	7.00		03/01/14	2,195,888
2,000	Las Vegas Sands Corp. (a)	6.375		02/15/15	1,940,000
4,470	MGM Mirage Inc.	6.00		10/01/09	4,486,763
27,634	Resort At Summerlin LP/Ras Co. (Series B) (b) (c) (g)	13.00	†	12/15/07	0
2,980	Station Casinos, Inc.	6.00		04/01/12	2,905,500
265	Station Casinos, Inc.	6.875		03/01/16	247,444
495	Station Casinos, Inc.	7.75		08/15/16	511,088
					12,286,683
	Chemicals: Agricultural (0.5%)
1,335	Terra Capital Inc. - 144A*	7.00		02/01/17	1,335,000
	Chemicals: Major Diversified (0.5%)
1,445	Westlake Chemical Corp.	6.625		01/15/16	1,423,325
	Chemicals: Specialty (4.9%)
2,775	Equistar Chemical Funding	10.125		09/01/08	2,948,437
724	Innophos Investments	13.38	**†	02/15/15	761,377
1,070	Innophos, Inc.	8.875	**	08/15/14	1,115,475
1,045	Koppers Holdings, Inc.	9.875	††	11/15/14	883,025
915	Koppers Industry Inc.	9.875		10/15/13	1,001,925
1,190	Millennium America, Inc.	9.25		06/15/08	1,243,550
1,320	Nalco Co.	7.75		11/15/11	1,369,500
1,920	Nalco Co.	8.875		11/15/13	2,054,400
1,286	Rockwood Specialties Group, Inc.	10.625		05/15/11	1,363,160
					12,740,849
	Coal (1.5%)
860	Foundation PA Coal Co. (a)	7.25		08/01/14	875,050
3,225	Massey Energy Co.	6.875		12/15/13	3,112,125
					3,987,175
	Containers/Packaging (4.3%)
2,550	Berry Plastics Holding Corp. (a)	8.875		09/15/14	2,652,000
940	Graham Packaging Company Inc.	8.50		10/15/12	958,800
1,500	Graham Packaging Company Inc. (a)	9.875		10/15/14	1,552,500
2,000	Graphic Packaging International Corp. (a)	9.50		08/15/13	2,142,500
850	Owens-Brockway Glass Containers Corp.	8.75		11/15/12	896,750
1,765	Owens-Illinois, Inc.	7.35		05/15/08	1,791,475
950	Owens-Illinois, Inc.	7.50		05/15/10	978,500
					10,972,525

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Data Processing Services (0.9%)
$1,965	Sungard Data Systems, Inc.	9.125%		08/15/13	$2,107,463
171	Sungard Data Systems, Inc.	9.90	**	08/15/13	179,550
					2,287,013
	Electric Utilities (4.9%)
415	AES Corp. (The)	7.75		03/01/14	436,787
347	AES Corp. (The)	8.875		02/15/11	374,760
497	AES Corp. (The)	9.375		09/15/10	541,730
1,100	AES Corp. (The) - 144A*	9.00		05/15/15	1,183,875
2,420	CMS Energy Corp. (a)	7.50		01/15/09	2,486,550
910	IPALCO Enterprises, Inc.	8.375		11/14/08	944,125
965	IPALCO Enterprises, Inc.	8.625		11/14/11	1,050,644
1,940	Nevada Power Co. (Series A)	8.25		06/01/11	2,156,128
1,889	Nevada Power Co.	9.00		08/15/13	2,052,378
1,322	PSEG Energy Holdings Inc.	8.625		02/15/08	1,355,050
					12,582,027
	Electrical Products (1.3%)
700	Balder Electric Co.	8.625		02/15/17	739,375
2,561	Ormat Funding Corp.	8.25		12/30/20	2,605,900
					3,345,275
	Environmental Services (1.0%)
840	Allied Waste North America, Inc.	6.375		04/15/11	846,300
1,546	Allied Waste North America, Inc. (Series B)	9.25		09/01/12	1,642,625
					2,488,925
	Finance/Rental/Leasing (2.4%)
1,905	Ford Motor Credit Co.	7.25		10/25/11	1,875,756
1,780	Ford Motor Credit Corp.	5.80		01/12/09	1,749,145
1,810	Residential Capital Corp.	6.375		06/30/10	1,827,173
770	Residential Capital LLC	6.50		04/17/13	778,413
					6,230,487
	Financial Conglomerates (2.0%)
2,345	General Motors Acceptance Corp. (Series MTN)	4.375		12/10/07	2,312,564
2,780	General Motors Acceptamce Corp.	6.875		09/15/11	2,816,073
					5,128,637

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Food Retail (1.1%)
$1,199	Kroger Co. - 144A*	8.50%	07/15/17	$1,299,655
1,400	Delhaize America, Inc.	8.125	04/15/11	1,536,963
				2,836,618
	Food: Meat/Fish/Dairy (3.7%)
1,310	Michael Foods Inc.	8.00	11/15/13	1,346,025
2,300	Pilgrim's Pride Corp.	7.625	05/01/15	2,282,750
3,105	Pilgrim's Pride Corp.	9.625	09/15/11	3,268,013
2,545	Smithfield Foods Inc.	7.00	08/01/11	2,602,263
				9,499,051
	Forest Products (1.3%)
1,865	Covalence Specialty Material - 144A*	10.25	03/01/16	1,785,737
1,520	Crown Americas, Inc.	7.625	11/15/13	1,577,000
				3,362,737
	Home Furnishings (0.6%)
1,495	Jarden Corp.	7.50	05/01/17	1,523,031
	Hospital/Nursing Management (3.2%)
2,775	Community Health System Inc.	6.50	12/15/12	2,802,750
1,200	HCA, Inc.	5.75	03/15/14	1,027,500
820	HCA, Inc.	6.25	02/15/13	745,175
80	HCA, Inc.	8.75	09/01/10	83,800
420	HCA, Inc. (a)	6.30	10/01/12	392,175
2,305	HCA, Inc. (a)	6.50	02/15/16	1,988,062
740	Tenet Healthcare Corp.	7.375	02/01/13	695,600
615	Tenet Healthcare Corp. (a)	9.875	07/01/14	628,838
				8,363,900
	Industrial Machinery (0.2%)
587	Goodman Global Holding Company, Inc. (Series B)	8.36	06/15/12	595,805
	Industrial Specialties (1.7%)
2,510	Johnsondiversy, Inc. (Series B) (a)	9.625	05/15/12	2,644,913
1,594	UCAR Finance, Inc.	10.25	02/15/12	1,685,655
				4,330,568
	Media Conglomerates (0.9%)
2,286	Canwest Media Inc. (Canada)	8.00	09/15/12	2,365,500

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Medical Specialties (1.0%)
$2,370	Fisher Scientific International, Inc.	6.125%		07/01/15	$2,375,046
290	Invacare Corp. - 144A*	9.75		02/15/15	296,525
					2,671,571
	Medical/Nursing Services (2.1%)
1,370	DaVita Inc.	6.625		03/15/13	1,373,425
3,700	Fresenius Medical Care Capital Trust	7.875		06/15/11	3,912,750
					5,286,175
	Metal Fabrications (1.8%)
1,555	General Cable Corp.	9.50		11/15/10	1,656,075
2,240	Hexcel Corp.	6.75		02/01/15	2,234,400
675	Northwest Pipeline Corp.	8.125		03/01/10	703,688
					4,594,163
	Miscellaneous Commercial Services (1.1%)
200	Iron Mountain Inc.	7.75		01/15/15	205,500
2,590	Iron Mountain Inc.	8.625		04/01/13	2,667,700
					2,873,200
	Miscellaneous Manufacturing (0.5%)
1,470	Propex Fabrics Inc.	10.00		12/01/12	1,278,900
	Motor Vehicles (0.7%)
860	General Motors Corp. (a)	7.125		07/15/13	821,300
995	General Motors Corp. (a)	8.375		07/15/33	927,837
					1,749,137
	Movies/Entertainment (0.7%)
1,650	AMC Entertainment Inc.	9.61	**	08/15/10	1,709,812
	Oil & Gas Pipelines (4.4%)
1,520	Colorado Interstate Gas Co.	6.80		11/15/15	1,633,076
2,625	El Paso Production Holdings	7.75		06/01/13	2,756,250
2,335	Pacific Energy Partners/Finance	7.125		06/15/14	2,451,101
1,330	Southern Natural Gas	8.875		03/15/10	1,395,675
2,800	Williams Companies, Inc. (The)	7.875		09/01/21	3,080,000
					11,316,102
	Oil & Gas Production (6.1%)
305	Chaparral Energy, Inc. - 144A*	8.875		02/01/17	312,625
2,135	Chaparral Energy, Inc.	8.50		12/01/15	2,140,337
2,400	Chesapeake Energy Corp.	7.50		09/15/13	2,514,000
465	Chesepeaks Energy Corp.	7.625		07/15/13	495,225

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$2,775	Husky Oil Ltd. (Canada)	8.90	**%	08/15/28	$2,909,124
2,810	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	2,824,050
1,295	Magnum Hunter Resources, Inc.	9.60		03/15/12	1,361,369
1,140	Opti Canada Inc. - 144A* (Canada)	8.25		12/15/14	1,185,600
1,950	Pogo Producing Co.	6.875		10/01/17	1,911,000
					15,653,330
	Oilfield Services/Equipment (1.7%)
965	Compagnie Generale de Geophysique S.A. (France)	7.50		05/15/15	989,125
580	Hanover Compressor Co.	8.625		12/15/10	611,900
530	Hanover Compressor Co.	9.00		06/01/14	577,700
591	Hanover Equipment Trust 2001 A (Series A)	8.50	**	09/01/08	595,432
1,655	Hanover Equipment Trust 2001 B (Series B)	8.75	**	09/01/11	1,729,475
					4,503,632
	Other Transportation (1.1%)
3,000	CHC Helicopter Corp. (Canada)	7.375		05/01/14	2,962,500
	Pharmaceuticals: Major (1.3%)
1,730	VWR International Inc.	6.875		04/15/12	1,721,350
1,505	Warner Chilcott Corp.	8.75	**	02/01/15	1,576,488
					3,297,838
	Publishing: Books/Magazines (1.6%)
1,255	Dex Media East/Finance	12.125		11/15/12	1,378,931
1,536	Dex Media West/Finance (Series B)	9.875		08/15/13	1,680,000
960	PGS Solutions Inc. - 144A*	9.625		02/15/15	993,862
					4,052,793
	Pulp & Paper (0.8%)
1,560	Georgia Pacific Corp. - 144A*	7.125		01/15/17	1,567,800
525	Glatfelter (P.H.) Co.	7.125		05/01/16	535,500
					2,103,300
	Real Estate Investment Trusts (0.8%)
2,200	Host Marriott LP	6.375		03/15/15	2,183,500
	Restaurants (0.4%)
215	Aramark Corp. - 144A*	8.50		02/01/15	224,406
105	Aramark Corp. - 144A*	8.86	**	02/01/15	108,937
750	Aramark Services Inc.	5.00		06/01/12	684,989
					1,018,332

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Semiconductors (0.7%)
	$1,685	Freescale Semiconductors - 144A*	8.875%		12/15/14	$1,716,594
		Services to the Health Industry (1.2%)
	1,285	National Mentor Holdings Inc. - 144A* (a)	11.25		07/01/14	1,429,563
	1,720	Omnicare Inc.	6.75		12/15/13	1,711,400
						3,140,963
		Specialty Stores (3.5%)
	1,765	Linens 'n Things Inc. (a)	10.985	**	01/15/14	1,738,525
	2,425	Petro Stopping Centers LP/Petro Financial Corp. (a)	9.00		02/15/12	2,534,125
	3,250	Sonic Automotive, Inc. (Series B)	8.625		08/15/13	3,396,250
	1,285	United Auto Group, Inc. - 144A*	7.75		12/15/16	1,313,914
						8,982,814
		Specialty Telecommunications (2.0%)
	670	American Tower Corp.	7.125		10/15/12	695,962
	1,920	American Tower Corp.	7.50		05/01/12	2,004,000
	432	Panamsat Corp.	9.00		08/15/14	468,720
	1,900	Qwest Communications International	8.86	**	02/15/09	1,928,500
						5,097,182
		Steel (1.5%)
	3,595	Amsted Industries Inc. - 144A*	10.25		10/15/11	3,869,119
		Telecommunications (1.6%)
	2,044	Axtel SA (Mexico) (a)	11.00		12/15/13	2,289,280
	6,416	Exodus Communications, Inc. (b) (c) (g)	11.625		07/15/10	0
	640	Nordic Tel Company - 144A* (Denmark)	8.875		05/01/16	692,800
	28,549	Rhythms NetConnections, Inc. (b) (c) (g)	12.75		04/15/09	0
	13,439	Rhythms NetConnections, Inc. (Series B) (b) (c) (g)	13.50		05/15/08	0
	4,309	Rhythms NetConnections, Inc. (Series B) (b) (c) (g)	14.00		02/15/10	0
EUR	530	TDC AS (Denmark)	6.50		04/19/12	732,448
	$370	U.S. West Communications Corp. (a)	5.625		11/15/08	371,388
						4,085,916
		Tobacco (0.3%)
	635	RJ Reynolds Tobacco Holdings (a)	6.50		07/15/10	652,207
		Trucks/Construction/Farm Machinery (0.6%)
	1,439	Manitowoc Inc. (The)	10.50		08/01/12	1,539,730

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Wholesale Distributors (0.8%)
	$1,930	RBS Global & Rexnold Corp. - 144A* (a)	9.50%	08/01/14	$2,045,800
		Wireless Telecommunications (2.0%)
	2,505	Ubiquitel Operating Co.	9.875	03/01/11	2,695,751
	2,175	Wind Acquisition Finance SA - 144A* (Luxembourg)	10.75	12/01/15	2,517,563
					5,213,314
		Total Corporate Bonds (Cost $342,614,460)			247,974,027
		Convertible Bond (0.7%)
		Telecommunication Equipment
	1,840	Nortel Networks Corp. (Canada) (Cost $1,805,146)	4.25	09/01/08	1,805,500
		Foreign Government Obligation (0.4%)
MXN	10,995	Mexican Fixed Rate Bonds (Series M20) (Mexico) (Cost $1,117,872)	9.50	12/18/14	1,072,044

NUMBER OF SHARES
	Common Stocks (0.1%)
	Casino/Gaming (0.0%)
212,312	Fitzgeralds Gaming Corp.*+ (e) (g)	0
	Electric Utilities (0.0%)
197	PNM Resources Inc. (a)	6,020
1	SW Acquisition LP (0.03% Ownership interest acquired 09/25/05) (e) (g) (h)	0
		6,020
	Food: Specialty/Candy (e) (g) (0.0%)
2,447	SFAC New Holdings Inc. (d)	0
13,317	SFAC New Holdings Inc. ++ (d)	0
1,069,725	Specialty Foods Acquisition Corp. - 144A*	0
		0
	Restaurants (e) (g) (0.0%)
10,126	American Restaurant Group Holdings, Inc. (Class A) (d)	81,008
64,807	American Restaurant Group Holdings, Inc. - 144A*	0
111,558	American Restaurant Group Holdings, Inc. (d)	0
13,107	American Restaurant Group Holdings, Inc. (d)	0
787,160	Catalina Restaurant Group (escrow) (d)	7,872
		88,880

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Specialty Telecommunications (d) (e) (0.0%)
34,159	Birch Telecom Inc. +++ (g)	$341
1,448,200	PFB Telecom NV (Series B) (g)	0
8,510	XO Holdings, Inc. (a)	38,720
		39,061
	Telecommunications (0.0%)
49,597	Viatel Holdings Bermuda Ltd. (ADR) (Bermuda) (d) (e)	99
	Textiles (0.0%)
2,389,334	U.S. Leather, Inc. (d) (e) (g)	0
	Wireless Telecommunications (d) (0.1%)
5,199	USA Mobility, Inc. (d)	100,757
315,021	Vast Solutions, Inc. (Class B1) (e) (g)	0
315,021	Vast Solutions, Inc. (Class B2) (e) (g)	0
315,021	Vast Solutions, Inc. (Class B3) (e) (g)	0
		100,757
	Total Common Stocks (Cost $219,093,001)	234,817

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (e) (0.0%)
	Casino/Gaming (g) (0.0%)
319,500	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	0
23,000	Resort At Summerlin LP - 144A*	12/15/07	0
			0
	Restaurants (0.0%)
4,500	American Restaurant Group Holdings, Inc. - 144A* (g)	08/15/08	0
	Specialty Telecommunications (d) (0.0%)
17,020	XO Holdings, Inc. (Series A)	01/16/10	11,914
12,768	XO Holdings, Inc. (Series B) (a)	01/16/10	5,362
12,768	XO Holdings, Inc. (Series C)	01/16/10	3,192
			20,468
	Total Warrants (Cost $15,485)		20,468

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (11.9%)
	Repurchase Agreement (1.9%)
$4,798	Joint repurchase agreement account (dated 02/28/07; proceeds $4,798,708) (f) (Cost $4,798,000)	5.315%	03/01/07	$4,798,000
	Security Purchased from Securities Lending Collateral (10.0%)
25,793	The Bank of New York Institutional Cash Reserve Fund (Cost $25,792,609)			25,792,609
	Total Short-Term Investments (Cost $30,590,609)			30,590,609
	Total Investments (Cost $595,236,573) (i)		109.3%	281,697,465
	Liabilities in Excess of Other Assets		(9.3)	(24,054,990)
	Net Assets		100.0%	$257,642,475

  ADR  American Depositary Receipt

  *  Resale is restricted to qualified institutional investors.

  **  Floating rate security. Rate shown is the rate in effect at February 28, 2007.

  +  Resale is restricted, acquired (12/22/98) at a cost basis of $957,527.

  ++  Resale is restricted, acquired (06/10/99) at a cost basis of $133.

  +++  Resale is restricted, acquired (between 06/18/98 and 05/11/99) at a cost basis of $17,257,340.

  †  Payment-in-kind security.

  ††  Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.

  (a)  All or a portion of this security was on loan at February 28, 2007.

  (b)  Issuer in bankruptcy.

  (c)  Non-income producing security; bond in default.

  (d)  Acquired through exchange offer.

  (e)  Non-income producing securities.

  (f)  Collateralized by federal agency and U.S. Treasury obligations.

  (g)  Securities with total market value equal to $89,221 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

  (h)  Resale is restricted. No transaction activity during the year.

  (i)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,565,984 and the aggregate gross unrealized depreciation is $321,105,092, resulting in net unrealized depreciation of $313,539,108.

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

  Forward Foreign Currency Contract Open at February 28, 2007:

CONTRACT TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
EUR	543,000	$707,556	04/30/07	$(12,710)

Currency Abbreviations
EUR	Euro.
MXN	Mexican New Peso.

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $595,236,573) (including $24,832,513 of securities loaned)	$281,697,465
Receivable for:
Interest	5,086,338
Capital stock sold	128,039
Dividends	3,379
Prepaid expenses and other assets	297,392
Total Assets	287,212,613
Liabilities:
Collateral on securities loaned, at value	25,792,609
Unrealized depreciation on open forward foreign currency contracts	12,710
Payable for:
Investments purchased	2,355,495
Capital stock redeemed	971,185
Investment advisory fee	83,331
Distribution fee	83,194
Transfer agent fee	42,557
Administration fee	16,066
Accrued expenses and other payables	212,991
Total Liabilities	29,570,138
Net Assets	$257,642,475
Composition of Net Assets:
Paid-in-capital	$2,578,329,396
Net unrealized depreciation	(313,550,880)
Accumulated undistributed net investment income	2,290,300
Accumulated net realized loss	(2,009,426,341)
Net Assets	$257,642,475
Class A Shares:
Net Assets	$77,867,785
Shares Outstanding (2,000,000,000 authorized, $.01 par value)	43,454,913
Net Asset Value Per Share	$1.79
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$1.87
Class B Shares:
Net Assets	$93,963,552
Shares Outstanding (2,000,000,000 authorized, $.01 par value)	52,930,640
Net Asset Value Per Share	$1.78
Class C Shares:
Net Assets	$18,480,942
Shares Outstanding (2,000,000,000 authorized, $.01 par value)	10,373,781
Net Asset Value Per Share	$1.78
Class D Shares:
Net Assets	$67,330,196
Shares Outstanding (2,000,000,000 authorized, $.01 par value)	37,669,585
Net Asset Value Per Share	$1.79

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Statements continued

Statement of Operations

For the six months ended February 28, 2007 (unaudited)

Net Investment Income: Income
Interest	$10,690,930
Dividends	3,466
Total Income	10,694,396
Expenses
Investment advisory fee	568,477
Distribution fee (Class A shares)	88,300
Distribution fee (Class B shares)	402,135
Distribution fee (Class C shares)	81,252
Transfer agent fees and expenses	359,233
Professional fees	270,457
Shareholder reports and notices	239,064
Administration fee	108,281
Registration fees	24,423
Directors' fees and expenses	8,354
Custodian fees	4,354
Other	23,737
Total Expenses	2,178,067
Less: expense offset	(1,779)
Net Expenses	2,176,288
Net Investment Income	8,518,108
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	3,910,624
Foreign exchange transactions	3,303
Net Realized Gain	3,913,927
Net Change in Unrealized Appreciation/Depreciation on:
Investments	5,591,328
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	400
Net Appreciation	5,591,728
Net Gain	9,505,655
Net Increase	$18,023,763

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$8,518,108	$22,637,290
Net realized gain (loss)	3,913,927	(28,419,490)
Net change in unrealized appreciation	5,591,728	15,983,536
Net Increase	18,023,763	10,201,336
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,418,050)	(5,289,164)
Class B shares	(3,225,790)	(10,742,499)
Class C shares	(564,036)	(1,528,289)
Class D shares	(2,327,593)	(6,342,863)
Total Dividends	(8,535,469)	(23,902,815)
Net decrease from capital stock transactions	(37,896,768)	(135,781,836)
Net Decrease	(28,408,474)	(149,483,315)
Net Assets:
Beginning of period	286,050,949	435,534,264
End of Period
(Including accumulated undistributed net investment income of $2,290,300 and $2,307,661, respectively)	$257,642,475	$286,050,949

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's primary objective is to earn a high level of current income. As a secondary objective, the Fund seeks capital appreciation but only to the extent consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at February 28, 2007 were $24,832,513 and $25,792,609, respectively. The Fund received cash collateral which was subsequently invested in The Bank of New York Institutional Cash Reserve Fund as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/ Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.22% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

For the period November 18, 2005 through November 18, 2006, the Investment Adviser had agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator had agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceeded 1.02% of the average daily net assets of the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A; (ii) Class B — up to 0.75% of the average daily net assets of Class B; and (iii) Class C — up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $60,944,818 at February 28, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

six months ended February 28, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $136,282 and $238, respectively and received $6,255 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2007, aggregated $38,961,814 and $70,243,640, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended February 28, 2007, included in Directors' fees and expenses in the Statement of Operations amounted to $5,743. At February 28, 2007, the Fund had an accrued pension liability of $125,792 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

6. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007		FOR THE YEAR ENDED AUGUST 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	616,444	$1,094,933	2,659,394	$4,616,598
Conversion from Class B	6,358,669	11,244,564	15,880,535	27,512,854
Reinvestment of dividends	578,464	1,017,457	1,264,607	2,186,027
Redeemed	(7,496,218)	(13,235,715)	(19,954,807)	(34,657,064)
Net increase (decrease) — Class A	57,359	121,239	(150,271)	(341,585)
CLASS B SHARES
Sold	382,235	667,544	2,491,515	4,309,706
Conversion to Class A	(6,425,405)	(11,244,564)	(16,017,129)	(27,512,854)
Reinvestment of dividends	724,276	1,264,707	2,499,833	4,291,182
Redeemed	(11,294,462)	(19,761,066)	(35,440,135)	(61,039,508)
Net decrease — Class B	(16,613,356)	(29,073,379)	(46,465,916)	(79,951,474)
CLASS C SHARES
Sold	89,816	156,967	387,062	670,383
Reinvestment of dividends	142,016	248,774	383,731	660,309
Redeemed	(1,333,896)	(2,344,931)	(4,684,368)	(8,094,071)
Net decrease — Class C	(1,102,064)	(1,939,190)	(3,913,575)	(6,763,379)
Class D Shares
Sold	88,421	155,820	506,067	880,161
Reinvestment of dividends	759,732	1,335,554	2,067,866	3,574,901
Redeemed	(4,824,043)	(8,496,812)	(30,687,485)	(53,180,460)
Net decrease — Class D	(3,975,890)	(7,005,438)	(28,113,552)	(48,725,398)
Net decrease in Fund	(21,633,951)	$(37,896,768)	(78,643,314)	$(135,781,836)

Morgan Stanley High Yield Securities Inc.

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2006, the Fund had a net capital loss carryforward of $1,987,313,218 of which $24,919,181 will expire on August 31, 2007, and $69,856,779 will expire on August 31, 2008, $89,299,249 will expire on August 31, 2009, $245,944,739 will expire on August 31, 2010, $568,502,378 will expire on August 31, 2011, $758,434,573 will expire on August 31, 2012, $183,559,922 will expire on August 31, 2013 and $46,796,397 will expire on August 31, 2014 to offset future capital gains to the extent provided by regulations.

As of August 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), interest on bonds in default and book amortization of discounts on debt securities.

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley High Yield Securities Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2007		2006		2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.73		$1.79		$1.80	$1.67	$1.55	$2.32
Income (loss) from investment operations:
Net investment income‡	0.06		0.12		0.13	0.16	0.19	0.26
Net realized and unrealized gain (loss)	0.06		(0.06)		(0.01)	0.09	0.10	(0.73)
Total income (loss) from investment operations	0.12		0.06		0.12	0.25	0.29	(0.47)
Less dividends and distributions from:
Net investment income	(0.06)		(0.12)		(0.13)	(0.12)	(0.17)	(0.27)
Paid-in-capital	–		–		–	–	–	(0.03)
Total dividends and distributions	(0.06)		(0.12)		(0.13)	(0.12)	(0.17)	(0.30)
Net asset value, end of period	$1.79		$1.73		$1.79	$1.80	$1.67	$1.55
Total Return†	6.86	%(1)	3.84%		6.84%	15.40%	19.88%	(21.70)%
Ratios to Average Net Assets(3):
Expenses (before expense offset)	1.42	%(2)	1.26	%(4)	1.12%	1.03%	1.06%	0.99%
Net investment income	6.48	%(2)	6.79	%(4)	7.24%	8.98%	11.96%	13.76%
Supplemental Data:
Net assets, end of period, in thousands	$77,868		$75,099		$77,861	$21,595	$38,072	$23,879
Portfolio turnover rate	15	%(1)	26%		43%	51%	66%	39%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.30%	6.75%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2007		2006		2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.72		$1.77		$1.79	$1.67	$1.55	$2.32
Income (loss) from investment operations:
Net investment income‡	0.05		0.11		0.12	0.15	0.18	0.25
Net realized and unrealized gain (loss)	0.06		(0.04)		(0.02)	0.08	0.10	(0.73)
Total income (loss) from investment operations	0.11		0.07		0.10	0.23	0.28	(0.48)
Less dividends and distributions from:
Net investment income	(0.05)		(0.12)		(0.12)	(0.11)	(0.16)	(0.26)
Paid-in-capital	–		–		–	–	–	(0.03)
Total dividends and distributions	(0.05)		(0.12)		(0.12)	(0.11)	(0.16)	(0.29)
Net asset value, end of period	$1.78		$1.72		$1.77	$1.79	$1.67	$1.55
Total Return†	7.26	%(1)	3.34%		5.68%	14.15%	19.27%	(22.00)%
Ratios to Average Net Assets(3):
Expenses (before expense offset)	1.94	%(2)	1.77	%(4)	1.66%	1.60%	1.61%	1.56%
Net investment income	5.96	%(2)	6.28	%(4)	6.70%	8.41%	11.41%	13.19%
Supplemental Data:
Net assets, end of period, in thousands	$93,964		$119,288		$205,739	$360,513	$422,468	$371,399
Portfolio turnover rate	15	%(1)	26%		43%	51%	66%	39%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.81%	6.24%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2007		2006		2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.72		$1.78		$1.80	$1.67	$1.55	$2.32
Income (loss) from investment operations:
Net investment income‡	0.05		0.11		0.12	0.15	0.18	0.25
Net realized and unrealized gain (loss)	0.06		(0.06)		(0.02)	0.09	0.10	(0.73)
Total income (loss) from investment operations	0.11		0.05		0.10	0.24	0.28	(0.48)
Less dividends and distributions from:
Net investment income	(0.05)		(0.11)		(0.12)	(0.11)	(0.16)	(0.26)
Paid-in-capital	–		–		–	–	–	(0.03)
Total dividends and distributions	(0.05)		(0.11)		(0.12)	(0.11)	(0.16)	(0.29)
Net asset value, end of period	$1.78		$1.72		$1.78	$1.80	$1.67	$1.55
Total Return†	6.58	%(1)	3.25%		5.58%	14.65%	19.14%	(22.11)%
Ratios to Average Net Assets(3):
Expenses (before expense offset)	2.04	%(2)	1.84	%(4)	1.74%	1.70%	1.71%	1.66%
Net investment income	5.86	%(2)	6.20	%(4)	6.62%	8.31%	11.31%	13.09%
Supplemental Data:
Net assets, end of period, in thousands	$18,481		$19,753		$27,378	$37,907	$45,114	$33,978
Portfolio turnover rate	15	%(1)	26%		43%	51%	66%	39%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.88%	6.17%

See Notes to Financial Statements

Morgan Stanley High Yield Securities Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2007		2006		2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.73		$1.79		$1.80	$1.68	$1.55	$2.32
Income (loss) from investment operations:
Net investment income‡	0.06		0.12		0.13	0.16	0.19	0.26
Net realized and unrealized gain (loss)	0.06		(0.05)		(0.01)	0.08	0.11	(0.73)
Total income (loss) from investment operations	0.12		0.07		0.12	0.24	0.30	(0.47)
Less dividends and distributions from:
Net investment income	(0.06)		(0.13)		(0.13)	(0.12)	(0.17)	(0.27)
Paid-in-capital	–		–		–	–	–	(0.03)
Total dividends and distributions	(0.06)		(0.13)		(0.13)	(0.12)	(0.17)	(0.30)
Net asset value, end of period	$1.79		$1.73		$1.79	$1.80	$1.68	$1.55
Total Return†	6.99	%(1)	4.11%		7.04%	14.93%	20.82%	(21.45)%
Ratios to Average Net Assets(3):
Expenses (before expense offset)	1.19	%(2)	1.02	%(4)	0.91%	0.85%	0.86%	0.81%
Net investment income	6.71	%(2)	7.04	%(4)	7.45%	9.16%	12.16%	13.94%
Supplemental Data:
Net assets, end of period, in thousands	$67,330		$71,911		$124,556	$154,639	$175,471	$86,436
Portfolio turnover rate	15	%(1)	26%		43%	51%	66%	39%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2006	1.05%	7.00%

See Notes to Financial Statements

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

HYLSAR IU07-00405P-Y02/07

MORGAN STANLEY FUNDS

Morgan Stanley
High Yield Securities

Semiannual Report

February 28, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

April 19, 2007

/s/ Francis Smith

Francis Smith

Principal Financial Officer

April 19, 2007